Regulatory capital requirements - Corporation's risk-based capital and leverage ratios (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Corporate
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 5,858,615	$ 5,354,199
Capital to Risk Weighted Assets	20.31%	19.54%
Common Equity Tier One Capital	$ 5,121,240	$ 4,631,511
Common Equity Tier One Capital Ratio	17.76%	16.90%
Tier One Risk Based Capital	$ 5,121,240	$ 4,631,511
Tier One Risk Based Capital to Risk Weighted Assets	17.76%	16.90%
Tier One Leverage Capital	$ 5,121,240	$ 4,631,511
Tier One Leverage Capital to Average Assets	10.03%	9.88%
Corporate | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 3,028,239	$ 2,706,117
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	9.875%
Common Equity Tier One Capital Required For Capital Adequacy	$ 2,018,826	$ 1,746,987
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	7.00%	6.375%
Tier One Risk Based Capital Required for Capital Adequacy	$ 2,451,431	$ 2,158,043
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	8.50%	7.875%
Tier One Leverage Capital Required for Capital Adequacy	$ 2,042,299	$ 1,875,057
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 4,226,374	$ 3,900,536
Capital to Risk Weighted Assets	19.98%	19.00%
Common Equity Tier One Capital	$ 3,958,518	$ 3,638,009
Common Equity Tier One Capital Ratio	18.72%	17.72%
Tier One Risk Based Capital	$ 3,958,518	$ 3,638,009
Tier One Risk Based Capital to Risk Weighted Assets	18.72%	17.72%
Tier One Leverage Capital	$ 3,958,518	$ 3,638,009
Tier One Leverage Capital to Average Assets	9.62%	9.62%
Banco Popular de Puerto Rico | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 2,220,908	$ 2,027,005
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	9.875%
Common Equity Tier One Capital Required For Capital Adequacy	$ 1,480,605	$ 1,308,573
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	7.00%	6.375%
Tier One Risk Based Capital Required for Capital Adequacy	$ 1,797,878	$ 1,616,473
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	8.50%	7.875%
Tier One Leverage Capital Required for Capital Adequacy	$ 1,645,851	$ 1,512,568
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
PB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 1,211,045	$ 1,148,253
Capital to Risk Weighted Assets	16.98%	17.82%
Common Equity Tier One Capital	$ 1,165,710	$ 1,085,829
Common Equity Tier One Capital Ratio	16.35%	16.85%
Tier One Risk Based Capital	$ 1,165,710	$ 1,085,829
Tier One Risk Based Capital to Risk Weighted Assets	16.35%	16.85%
Tier One Leverage Capital	$ 1,165,710	$ 1,085,829
Tier One Leverage Capital to Average Assets	12.33%	12.42%
PB | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 748,836	$ 636,450
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	9.875%
Common Equity Tier One Capital Required For Capital Adequacy	$ 499,224	$ 410,873
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	7.00%	6.375%
Tier One Risk Based Capital Required for Capital Adequacy	$ 606,200	$ 507,549
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	8.50%	7.875%
Tier One Leverage Capital Required for Capital Adequacy	$ 378,041	$ 349,580
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%